HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3574 - PremierSolutions Standard

333-72042          HV-5244 - PremierSolutions Standard (Series II)

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

_____________________________

Supplement dated June 6, 2016 to your Prospectus

1.  SUB-ADVISER CHANGE

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND – CLASS A

Effective August 1, 2016, NWQ Investment Management Company, LLC will replace Tradewinds Global Investors, LLC as sub-adviser of the Nuveen Tradewinds International Value Fund.

2.  FUND NAME CHANGE

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND – CLASS A

Also effective August 1, 2016, the following name change is made to your Prospectus:

Current Name	New Name

Nuveen Tradewinds International Value Fund - Class A	Nuveen NWQ International Value Fund - Class A

As a result of the change, all references to the Current Name in your Prospectus is deleted and replaced with the New Name.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.